Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rental expense	$ 736	$ 766
Depreciation expense	498	511
Interest expense	33	28
Total finance lease cost	$ 531	$ 539